Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Cash flows from operating activities
Net loss	$ (2,840,146)	$ (6,040,235)
Share-based compensation	245,176	607,742
Interest expense	369,071	318,902
Depreciation and amortization	2,600,280	2,381,550
Deferred tax benefits	(221)	(223)
Investment income	(47,467)	(84,295)
Allowance for credit loss	(69,493)
Impairment on inventory		2,845,727
Amortization of right-of-use assets	308,661	310,139
Changes in operating assets and liabilities:
Accounts receivable	6,227,109	(3,981,127)
Notes receivable	1,145,232	581,834
Due from related parties	215,668	277,583
Due to related parties	(336,312)	(687,547)
Inventories	(12,217,689)	(12,710,848)
Prepaid expenses and other current assets	(3,181,116)	(1,858,646)
Accounts payable	(10,081,366)	11,987,598
Notes payable	(2,732,916)	(1,310,723)
Income taxes payable		19,486
Deferred revenue	894,206	254,393
Accrued expenses and other current liabilities	(375,491)	138,769
Net cash used in operating activities	(19,876,814)	(6,949,921)
Cash flows from investing activities
Purchase of plant, property and equipment	(4,998,562)	(983,157)
Purchase of land use rights	(3,644,682)
Loans to related parties	(689,408)
Repayment of loans to third parties		16,632
Redemption of short-term investment		2,371,942
Prepaid for investment		(66,519)
Repayment of prepaid for investment		706,861
Net cash (used in) provided by investing activities	(9,332,652)	2,045,759
Cash flows from financing activities
Loan from related parties		8,206,112
Repayment on loan from related parties	(1,957,919)	(6,580,215)
Proceeds from short-term loan	5,653,145	693,001
Repayment on short-term loan	(1,654,579)	(2,772,003)
Proceeds from long-term loan	41,364,476	27,761,608
Repayment on long-term loan	(346,528)	(4,158,004)
Prepayment of acquisition cost of long-term loan		(1,251,670)
Repayment on long-term payable	(1,885,360)	(2,557,090)
Repayment on finance lease liabilities	(1,302,622)	(1,274,358)
Proceeds from subscription receivable	100,000
Proceeds from advance capital contributions (Note 17)	6,894,079
Net cash provided by financing activities	46,864,692	18,067,381
Effect of foreign exchange rate on cash and cash equivalents	143,018	(166,046)
Net increase in cash and cash equivalents	17,798,244	12,997,173
Cash, cash equivalents and restricted cash, beginning of period	9,610,142	3,620,667
Cash, cash equivalents and restricted cash, end of period	27,408,386	16,617,840
Cash, cash equivalents and restricted cash, end of period	27,408,386	16,617,840
Less: restricted cash	7,486,988	1,382,495
Cash and cash equivalents, end of period	19,921,398	15,235,345
Supplemental disclosure of cash flow information
Interest paid	1,900,949	830,069
Income tax paid	360
Supplemental noncash transactions
Plant, property and equipment obtained from finance lease right-of-use assets at the end of the lease term	$ 2,831,398